Aristotle Floating Rate Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)

BANK LOANS - 89.4%	Par	Value
Communications - 2.3%
MH Sub I LLC, First Lien
8.58% (1 mo. Term SOFR + 4.25%), 05/03/2028	4,871,000	$4,578,740
8.58% (1 mo. Term SOFR + 4.25%), 12/31/2031	6,794,617	5,921,950
Speedster Bidco GmbH, Senior Secured First Lien
7.55% (3 mo. SOFR US + 3.25%), 10/13/2031	5,742,338	5,783,626
7.55% (3 mo. SOFR US + 3.25%), 12/10/2031	2,235,222	2,251,293
StubHub Holdco Sub LLC, Senior Secured First Lien, 9.08% (1 mo. SOFR US + 4.75%), 03/15/2030	16,562,829	16,121,099
Zayo Group Holdings, Inc., Senior Secured First Lien, 7.56% (1 mo. SOFR US + 3.00%), 03/09/2027	56,268,423	53,668,540
		88,325,248

Consumer Discretionary - 17.8%
Allied Universal Holdco LLC, Senior Secured First Lien, 8.28% (1 mo. SOFR US + 3.75%), 05/15/2028	63,597,904	63,972,814
Alterra Mountain Co., Senior Secured First Lien
7.08% (1 mo. SOFR US + 2.75%), 08/17/2028	72,094,942	72,545,535
7.33% (1 mo. SOFR US + 3.00%), 05/31/2030	2,736,250	2,749,945
Anticimex Global AB, Senior Secured First Lien
7.69% (SOFR + 3.40%), 11/16/2028	35,706,717	35,836,154
7.69% (SOFR + 3.40%), 11/16/2028	15,210,345	15,290,200
Chariot Buyer LLC, Senior Secured First Lien, 7.78% (1 mo. SOFR US + 3.25%), 11/03/2028	76,339,453	76,556,257
Citrin Cooperman Advisors LLC, Senior Secured First Lien
7.30% (3 mo. SOFR US + 3.00%), 04/01/2032	12,212,121	12,222,257
7.32% (1 mo. Term SOFR + 3.00%), 04/01/2032 (a)	787,879	788,533
Clarios Global LP, Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 01/28/2032	5,750,000	5,762,592
ClubCorp Holdings, Inc., Senior Secured First Lien
9.82% (3 mo. SOFR US + 5.00%), 09/18/2026	72,701,760	72,883,514
9.82% (3 mo. SOFR US + 5.00%), 09/18/2026	2,688,690	2,695,412
CP Atlas Buyer, Inc., First Lien, 8.18% (1 mo. Term SOFR + 3.75%), 11/23/2027	4,200,718	4,195,908
Fertitta Entertainment LLC/NV, Senior Secured First Lien, 7.83% (1 mo. SOFR US + 3.50%), 01/29/2029	4,563,202	4,563,384
Grant Thornton Advisors LLC, Senior Secured First Lien
7.08% (1 mo. SOFR US + 2.75%), 05/30/2031	14,136,020	14,141,321
7.33% (1 mo. SOFR US + 3.00%), 05/30/2031	8,000,000	8,023,000
Great Outdoors Group LLC, Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 01/23/2032	14,386,665	14,388,967
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 7.33% (3 mo. SOFR US + 3.00%), 05/04/2028	46,923,562	46,959,458
Motion Finco Sarl, First Lien, 7.80% (3 mo. Term SOFR + 3.50%), 11/30/2029	4,000,000	3,817,520
PetSmart LLC, Senior Secured First Lien, 8.28% (1 mo. SOFR US + 3.75%), 02/14/2028	32,204,482	31,942,821
PPV Intermediate Holdings II LLC, Senior Secured First Lien, 10.08% (3 mo. SOFR US + 5.75%), 08/31/2029	29,749,749	29,749,749
QXO Building Products, Inc., Senior Secured First Lien, 7.28% (3 mo. SOFR US + 3.00%), 04/30/2032	719,444	725,254
Student Transportation of America Holdings, Inc., First Lien
7.56% (1 mo. Term SOFR + 3.25%), 06/10/2032	4,200,000	4,213,776
7.56% (1 mo. Term SOFR + 3.25%), 06/10/2032 (a)	300,000	300,984
Tacala Investment Corp., Senior Secured First Lien, 7.83% (1 mo. SOFR US + 3.50%), 01/31/2031	3,492,466	3,514,014
Wand NewCo 3, Inc., Senior Secured First Lien, 6.83% (1 mo. SOFR US + 2.50%), 01/30/2031	34,759,558	34,644,504
Weber-Stephen Products LLC, Senior Secured First Lien
7.81% (1 mo. SOFR US + 3.25%), 10/29/2027	55,125,183	54,833,295
8.78% (1 mo. SOFR US + 4.25%), 10/29/2027	25,609,596	25,583,987
Whatabrands LLC, Senior Secured First Lien, 6.83% (1 mo. SOFR US + 2.50%), 08/03/2028	51,867,273	51,948,186
		694,849,341

Consumer Staples - 2.0%
8th Avenue Food & Provisions, Inc., Senior Secured First Lien
11.25% (Prime Rate + 3.75%), 10/01/2025	17,905,705	17,918,777
13.00% (Prime Rate + 5.50%), 10/01/2025	13,698,541	13,706,213
Opal US LLC, Senior Secured First Lien, 7.44% (6 mo. SOFR US + 3.25%), 04/23/2032	21,125,000	21,237,279
Sazerac Co., Inc., First Lien, 6.82% (1 mo. Term SOFR + 2.50%), 06/25/2032	26,750,000	26,783,437
		79,645,706

Financials - 28.7%(b)
Accession Risk Management Group, Inc., Senior Secured First Lien
9.03% (3 mo. SOFR US + 4.75%), 11/01/2026	43,961,750	43,961,750
9.03% (3 mo. SOFR US + 4.75%), 11/01/2026	3,729,465	3,729,465
9.03% (3 mo. SOFR US + 4.75%), 11/01/2026	2,807,363	2,807,363
9.05% (3 mo. SOFR US + 4.75%), 11/01/2026	8,648,219	8,648,219
9.05% (3 mo. SOFR US + 4.75%), 11/01/2026	2,449,888	2,449,888
9.05% (3 mo. SOFR US + 4.75%), 11/01/2026	1,555,311	1,555,311
9.08% (3 mo. SOFR US + 4.75%), 11/01/2026	1,686,533	1,686,533
9.08% (3 mo. SOFR US + 4.75%), 11/01/2026	807,021	807,021
9.08% (3 mo. SOFR US + 4.75%), 11/01/2026	355,975	355,975
9.03% (3 mo. SOFR US + 4.75%), 10/30/2029	2,557,823	2,557,823
9.03% (3 mo. SOFR US + 4.75%), 10/30/2029	1,818,996	1,818,996
9.05% (3 mo. SOFR US + 4.75%), 10/30/2029	3,108,377	3,108,377
9.05% (3 mo. SOFR US + 4.75%), 10/30/2029	1,013,241	1,013,241
9.06% (3 mo. SOFR US + 4.75%), 10/30/2029	163,035	163,035
9.08% (3 mo. SOFR US + 4.75%), 10/30/2029	3,951,529	3,951,529
9.08% (3 mo. SOFR US + 4.75%), 10/30/2029	3,066,118	3,066,118
9.77% (3 mo. SOFR US + 4.75%), 10/30/2029	6,320	6,320
Acrisure LLC, Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 11/06/2030	63,139,151	63,064,962
Alera Group, Inc., Senior Secured Second Lien, 9.83% (1 mo. SOFR US + 5.50%), 05/30/2033	40,375,000	41,207,734
Alera Group, Inc., Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 05/28/2032	25,338,000	25,442,519
Amynta Agency Borrower, Inc., Senior Secured First Lien
7.33% (1 mo. SOFR US + 3.00%), 12/29/2031	6,675,558	6,682,701
7.33% (1 mo. SOFR US + 3.00%), 12/29/2031	2,335,479	2,337,978
Apex Group Treasury LLC, Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.50%), 02/27/2032	74,858,706	74,695,140
Ardonagh Group Finco Pty Ltd., Senior Secured First Lien
7.04% (3 mo. SOFR US + 2.75%), 02/18/2031	1,401,453	1,394,445
7.04% (3 mo. SOFR US + 2.75%), 02/18/2031	1,121,936	1,116,327
7.05% (3 mo. SOFR US + 2.75%), 02/18/2031	7,539,021	7,501,326
7.05% (3 mo. SOFR US + 2.75%), 02/18/2031	7,462,184	7,424,783
7.05% (3 mo. SOFR US + 2.75%), 02/18/2031	3,126,585	3,110,952
7.05% (3 mo. SOFR US + 2.75%), 02/18/2031	1,169,133	1,163,287
Ascensus Holdings, Inc., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 08/02/2028	52,022,340	52,184,910
AssuredPartners, Inc., Senior Secured First Lien, 7.83% (1 mo. SOFR US + 3.50%), 02/14/2031	81,304,924	81,600,468
Asurion LLC, First Lien, 8.56% (1 mo. Term SOFR + 4.25%), 09/19/2030	20,500,000	19,941,375
BroadStreet Partners, Inc., Senior Secured First Lien
7.33% (1 mo. SOFR US + 3.00%), 06/16/2031	46,289,603	46,397,226
7.33% (1 mo. SOFR US + 3.00%), 06/16/2031	4,524,036	4,534,555
CFC USA 2025 LLC, First Lien, 8.07% (1 mo. Term SOFR + 3.75%), 07/01/2032	25,875,000	25,810,312
Colossus Acquireco LLC, First Lien, 6.06% (1 mo. Term SOFR + 1.75%), 06/14/2032	58,000,000	57,688,250
CoreLogic, Inc., Senior Secured First Lien, 8.06% (1 mo. SOFR US + 3.50%), 06/02/2028	89,538,827	88,741,484
CoreLogic, Inc., Senior Secured Second Lien, 11.06% (1 mo. SOFR US + 6.50%), 06/04/2029	24,047,579	23,473,443
CRC Insurance Group LLC, Senior Secured Second Lien, 9.05% (3 mo. SOFR US + 4.75%), 05/06/2032	103,561,514	104,964,255
Deerfield Dakota Holding LLC, Senior Secured Second Lien, 11.57% (3 mo. SOFR US + 6.75%), 04/10/2028	65,831,490	63,136,678
Deerfield Dakota Holding LLC, Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 04/09/2027	12,534,033	12,208,524
FNZ USA FinCo LLC, Senior Secured First Lien, 9.26% (3 mo. SOFR US + 5.00%), 11/05/2031	27,913,750	23,168,412
GC Ferry Acquisition I, Inc., First Lien
7.83% (1 mo. Term SOFR + 3.50%), 06/07/2032	23,489,583	23,107,878
7.83% (1 mo. Term SOFR + 3.50%), 06/07/2032 (a)	4,010,417	3,942,741
Goosehead Insurance Holdings LLC, Senior Secured First Lien, 7.81% (1 mo. SOFR US + 3.50%), 01/08/2032	12,380,501	12,465,617
Howden Group Holdings Ltd., Senior Secured First Lien, 7.83% (1 mo. SOFR US + 3.50%), 04/18/2030	44,483,066	44,776,431
Hyperion Refinance Sarl, Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 02/18/2031	24,000,863	24,103,107
IMA Financial Group, Inc., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 11/01/2028	55,975,924	56,034,419
Summit Acquisition, Inc., Senior Secured First Lien, 8.08% (1 mo. SOFR US + 3.75%), 10/16/2031	5,479,778	5,500,327
Trucordia Insurance Holdings LLC, First Lien, 7.56% (1 mo. Term SOFR + 3.25%), 06/17/2032	31,000,000	31,096,875
		1,121,706,495

Health Care - 4.6%
Bausch + Lomb Corp., Senior Secured First Lien
8.33% (1 mo. SOFR US + 4.00%), 09/29/2028	11,000,190	11,023,125
8.57% (1 mo. SOFR US + 4.25%), 01/15/2031	66,004,466	66,211,060
Covetrus, Inc., First Lien, 9.30% (3 mo. Term SOFR + 5.00%), 10/15/2029	7,942,625	7,169,887
Curium Bidco Sarl, Senior Secured First Lien	18,658,561	18,732,449
7.80% (3 mo. SOFR US + 3.50%), 07/31/2029	9,457,476	9,494,928
7.80% (3 mo. SOFR US + 3.50%), 07/31/2029	6,370,505	6,395,732
7.80% (3 mo. SOFR US + 3.50%), 07/31/2029	2,830,580	2,841,789
Medline Borrower LP, Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 10/23/2028	30,534,100	30,603,565
Southern Veterinary Partners LLC, Senior Secured First Lien, 7.53% (3 mo. SOFR US + 3.25%), 12/04/2031	47,436,962	47,546,067
		181,286,153

Industrials - 16.6%
Apple Bidco LLC, Senior Secured First Lien, 6.83% (1 mo. SOFR US + 2.50%), 09/23/2031	12,031,483	12,023,964
BCPE Empire Holdings, Inc., Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 12/26/2030	30,273,535	30,137,304
Brown Group Holding LLC, Senior Secured First Lien
6.78% (3 mo. SOFR US + 2.50%), 07/01/2031	4,665,972	4,676,844
6.83% (1 mo. SOFR US + 2.50%), 07/01/2031	2,869,910	2,876,597
6.83% (3 mo. SOFR US + 2.50%), 07/01/2031	2,214,118	2,219,277
Crosby US Acquisition Corp., Senior Secured First Lien, 7.83% (1 mo. SOFR US + 3.50%), 08/16/2029	69,825,100	70,172,131
Engineered Machinery Holdings, Inc., Senior Secured Second Lien
10.82% (3 mo. SOFR US + 6.00%), 05/21/2029	16,010,679	16,100,739
11.32% (3 mo. SOFR US + 6.50%), 05/21/2029	10,360,275	10,425,027
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 8.57% (3 mo. SOFR US + 3.75%), 05/19/2028	5,984,496	6,027,794
FCG Acquisitions, Inc., Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 04/03/2028	30,884,878	30,945,567
Filtration Group Corp., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 10/23/2028	59,406,366	59,702,804
Goat Holdco LLC, Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 01/27/2032	33,343,433	33,436,627
Husky Injection Molding Systems Ltd., Senior Secured First Lien
8.67% (1 mo. SOFR US + 4.50%), 02/15/2029	10,605,137	10,646,762
8.80% (3 mo. SOFR US + 4.50%), 02/15/2029	10,605,137	10,646,762
Icebox Holdco III, Inc., Senior Secured Second Lien, 11.57% (3 mo. SOFR US + 6.75%), 12/24/2029	26,439,641	26,549,894
Indicor LLC, Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 11/23/2029	71,020,312	70,967,047
Kaman Corp., Senior Secured First Lien
7.03% (6 mo. SOFR US + 2.75%), 02/26/2032	3,706,439	3,706,735
7.03% (6 mo. SOFR US + 2.75%), 02/26/2032	3,260,285	3,260,545
7.03% (6 mo. SOFR US + 2.75%), 02/26/2032	2,703,525	2,703,742
7.03% (6 mo. SOFR US + 2.75%), 02/26/2032	2,696,992	2,697,208
7.08% (3 mo. SOFR US + 2.75%), 02/26/2032	3,706,439	3,706,735
7.08% (3 mo. SOFR US + 2.75%), 02/26/2032	3,260,285	3,260,545
7.08% (3 mo. SOFR US + 2.75%), 02/26/2032	2,703,525	2,703,742
7.08% (3 mo. SOFR US + 2.75%), 02/26/2032	2,696,992	2,697,208
7.30% (3 mo. Term SOFR + 2.75%), 02/26/2032 (a)	2,333,442	2,333,628
Kenan Advantage Group, Inc., Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 01/25/2029	24,647,888	24,339,789
Madison IAQ LLC, Senior Secured First Lien
6.76% (6 mo. SOFR US + 2.50%), 06/21/2028	4,841,394	4,850,472
7.51% (3 mo. SOFR US + 3.25%), 05/06/2032	13,750,000	13,804,381
Oregon Tool Lux LP, Senior Secured Second Lien, 8.59% (3 mo. SOFR US + 4.26%), 10/15/2029	9,997,974	8,156,647
Pro Mach Group, Inc., Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 08/31/2028	19,920,324	19,983,571
Radwell Parent LLC, Senior Secured First Lien, 9.80% (3 mo. SOFR US + 5.50%), 04/01/2029	7,206,968	7,206,968
Signia Aerospace LLC, Senior Secured First Lien
7.30% (3 mo. SOFR US + 3.00%), 12/11/2031	11,900,942	11,975,323
7.30% (3 mo. SOFR US + 3.00%), 12/11/2031	9,737,135	9,797,992
7.67% (3 mo. Term SOFR + 3.00%), 12/11/2031 (a)	1,807,692	1,818,990
Spirit AeroSystems, Inc., First Lien, 8.78% (3 mo. Term SOFR + 4.50%), 01/15/2027	1,000,000	1,002,190
STS Operating, Inc., Senior Secured First Lien, 8.43% (1 mo. SOFR US + 4.00%), 03/25/2031	18,483,947	18,232,103
TK Elevator US Newco, Inc., Senior Secured First Lien
7.24% (1 mo. SOFR US + 3.00%), 04/30/2030	32,517,237	32,639,177
7.33% (1 mo. SOFR US + 3.00%), 04/30/2030	35,018,293	35,149,611
TransDigm, Inc., Senior Secured First Lien
7.05% (3 mo. SOFR US + 2.75%), 03/22/2030	12,873,973	12,934,867
6.80% (3 mo. SOFR US + 2.50%), 02/28/2031	4,703,447	4,717,110
6.80% (3 mo. SOFR US + 2.50%), 01/20/2032	18,146,901	18,194,718
		649,429,137

Materials - 2.9%
Pregis TopCo LLC, Senior Secured First Lien, 8.33% (1 mo. SOFR US + 4.00%), 02/01/2029	30,130,231	30,254,518
Pretium PKG Holdings, Inc., Senior Secured First Lien
8.16% (or 0.00% PIK) (3 mo. SOFR US + 3.90%), 10/02/2028	28,284	13,789
8.16% (or 0.00% PIK) (3 mo. SOFR US + 3.90%), 10/02/2028	107	52
Proampac PG Borrower LLC, Senior Secured First Lien
8.26% (3 mo. SOFR US + 4.00%), 09/15/2028	12,359,250	12,422,591
8.32% (3 mo. SOFR US + 4.00%), 09/15/2028	7,960,861	8,001,660
Trident TPI Holdings, Inc., Senior Secured First Lien, 8.05% (6 mo. SOFR US + 3.75%), 09/18/2028	25,765,792	25,350,448
Windsor Holdings III LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 08/01/2030	37,659,035	37,712,322
		113,755,380

Technology - 14.5%
Applied Systems, Inc., Senior Secured Second Lien, 8.80% (3 mo. SOFR US + 4.50%), 02/23/2032	73,125,000	75,163,359
AthenaHealth Group, Inc., Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 02/15/2029	21,945,000	21,947,743
Avalara, Inc., Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 03/29/2032	28,250,000	28,405,093
BCPE Pequod Buyer, Inc., Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 11/25/2031	4,457,813	4,470,629
Central Parent LLC, Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 07/06/2029	17,110,493	14,330,894
Ellucian Holdings, Inc., Senior Secured Second Lien, 9.08% (1 mo. SOFR US + 4.75%), 11/22/2032	75,606,899	77,308,055
Epicor Software Corp., Senior Secured First Lien, 7.08% (1 mo. Term SOFR + 2.75%), 05/30/2031	52,119,236	52,310,514
Polaris Newco LLC, Senior Secured First Lien, 8.41% (3 mo. SOFR US + 3.75%), 06/05/2028	43,104,206	42,065,394
Project Boost Purchaser LLC, Senior Secured Second Lien, 9.55% (3 mo. SOFR US + 5.25%), 07/16/2032	28,030,894	28,322,835
Proofpoint, Inc., First Lien, 7.33% (1 mo. Term SOFR + 3.00%), 08/31/2028
7.33% (1 mo. Term SOFR + 3.00%), 08/31/2028	2,250,000	2,254,028
7.32% (1 mo. Term SOFR + 3.00%), 08/31/2028	750,000	751,342
RealPage, Inc., Senior Secured First Lien
7.67% (3 mo. SOFR US + 3.00%), 04/24/2028	34,323,071	34,125,885
8.05% (3 mo. SOFR US + 3.75%), 04/24/2028	54,967,687	55,124,070
UKG, Inc., Senior Secured First Lien, 7.31% (1 mo. SOFR US + 3.00%), 02/10/2031	110,192,145	110,732,638
X Corp., Senior Secured First Lien
10.93% (1 mo. SOFR US + 6.50%), 10/29/2029	11,570,332	11,318,157
9.50% (Fixed Rate), 10/29/2029	10,500,000	10,224,375
		568,855,011
TOTAL BANK LOANS (Cost $3,486,091,761)		3,497,852,471

EXCHANGE TRADED FUNDS - 4.3%	Shares	Value
Invesco Senior Loan ETF	1,972,072	41,255,746
iShares iBoxx $ High Yield Corporate Bond ETF	348,633	28,117,252
SPDR Blackstone Senior Loan ETF	1,043,453	43,397,210
SPDR Bloomberg High Yield Bond ETF	255,579	24,860,169
SPDR Bloomberg Short Term High Yield Bond ETF	1,169,350	29,795,038
TOTAL EXCHANGE TRADED FUNDS (Cost $161,788,623)		167,425,415

CORPORATE BONDS - 4.2%	Par	Value
Consumer Discretionary - 0.9%
QXO Building Products, Inc., 6.75%, 04/30/2032 (c)	3,600,000	3,717,727
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (c)	28,968,625	30,470,040
		34,187,767

Financials - 2.9%(b)
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 10/15/2027 (c)	74,496,000	74,606,627
7.38%, 10/01/2032 (c)	40,285,000	41,576,698
		116,183,325

Technology - 0.4%
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (c)	18,390,000	15,013,784
TOTAL CORPORATE BONDS (Cost $163,939,699)		165,384,876

TOTAL INVESTMENTS - 97.9% (Cost $3,811,820,083)		3,830,662,762
Money Market Deposit Account - 4.2% (d)		163,869,318
Liabilities in Excess of Other Assets - (2.1)%		(81,899,344)
TOTAL NET ASSETS - 100.0%		$3,912,632,736
two		–%
Percentages are stated as a percent of net assets.		–%

LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate

(a) As of June 30, 2025, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied.

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Citrin Cooperman Advisors LLC	First Lien	$787,879	$0	$787,879
GC Ferry Acquisition I, Inc.	First Lien	4,010,417	0	4,010,417
Kaman Corp.	First Lien	2,333,442	0	2,333,442
Signia Aerospace LLC	First Lien	1,807,692	0	1,807,692
Student Transportation of America Holdings, Inc.	First Lien	300,000	96,000	204,000
		$9,239,430	$96,000	$9,143,430

(b) To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c) Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $165,384,876 or 4.2% of the Fund’s net assets.
(d) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.